Income Taxes - Schedule of Reconciliation between the Provision for Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Loss from continuing operations before income taxes and share of loss of affiliates	¥ (11,270)		¥ (21,890)	¥ (5,078)
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax benefits computed at statutory tax rate	¥ (2,818)		¥ (5,473)	¥ (1,270)
Income tax benefits computed at statutory tax rate, percentage	25.00%	25.00%	25.00%	25.00%
Other jurisdictions’ tax effects	¥ 5,149		¥ 5,473	¥ 1,270
Other jurisdictions’ tax effects, percentage	(45.69%)	(45.69%)	(25.00%)	(25.00%)
True-up temporary book/tax differences	¥ 2,569
True-up temporary book/tax differences, percentage	(22.80%)	(22.80%)
Tax impact on disposal of subsidiary	¥ 5,029
Tax impact on disposal of subsidiary percentage	(44.62%)	(44.62%)
Non-taxable or non-deductible items	¥ 119
Non-taxable or non-deductible items percentage	(1.06%)	(1.06%)
Effect of tax holidays on concessionary rates granted to Chinese mainland entities	¥ (800)
Effect of tax holidays on concessionary rates granted to Chinese mainland entities, percentage	7.10%	7.10%
Change in valuation allowance for deferred tax assets	¥ (7,612)
Change in valuation allowance for deferred tax assets, percentage	67.54%	67.54%
Additional tax deduction	¥ (1,143)
Additional tax deduction percentage	10.14%	10.14%
Additional tax other	¥ (876)
Additional tax other percentage	7.78%	7.78%
Income tax benefit	¥ (383)	$ (56)
Income tax benefit percentage	3.39%	3.39%
Cayman [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax benefits computed at statutory tax rate	¥ 5,181		¥ 5,473	¥ 1,270
Income tax benefits computed at statutory tax rate, percentage	(45.97%)	(45.97%)	(25.00%)	(25.00%)
Income tax benefit	¥ (383)
Effect on Tax Rates in Different Tax Jurisdictions [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax benefits computed at statutory tax rate	¥ 5,181		¥ 5,473	¥ 1,270
Income tax benefits computed at statutory tax rate, percentage	(45.97%)	(45.97%)	(25.00%)	(25.00%)
Other Jurisdictions [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Income tax benefits computed at statutory tax rate	¥ (32)
Income tax benefits computed at statutory tax rate, percentage	0.28%	0.28%